NOTE 26 - Operating segments	12 Months Ended
Dec. 31, 2024
Notes
NOTE 26 - Operating segments:

NOTE 26 - Operating segments:

Effective January 1, 2024, the Company has two operating segments or business units: the Products business unit and the CDMO Services business unit. In identifying these operating segments, management generally follows the Company service lines representing its main products and services.

The Company's chief operational decision maker reviews the Company's internal reports for performance evaluation and resource allocations. The Company's management determined the operational segments based on these reports. The chief operational decision maker examines the performance of the operating segments based on the measurement of operating profit. No information was presented on the assets and liabilities of the segments because these items are not analyzed by the main operational decision maker in segmentation.

The Company's chief operating decision maker is the chief executive officer.

Segment description

1.Products business unit

oNutraceuticals: Research, development, manufacturing, marketing and sales of science-based health and wellness nutraceutical solutions (capsules, powders, chews and other delivery mechanisms such as coffee, teas and protein bars);

oCosmeceuticals: Research and development for future manufacturing, marketing, and sales of science-based therapeutic cosmeceutical solutions.

2.CDMO Services business unit

Offering customers from the pharmaceuticals, cosmeceuticals, nutraceuticals, and nutrition industries through an end-to-end service agreement for development and manufacturing of specific plant-based active molecules.

Segment information

	For the year ended December 31, 2024
	Products	CDMO Services	Total
Revenues	24,906	282	25,188
Cost of revenues	11,061	185	11,246
Segment loss	5,797	1,192	6,989
Finance expense, net			5,916
Tax expenses			8
Net loss and comprehensive loss			12,913

	For the year ended December 31, 2023
	Products	CDMO Services	Total
Revenues	12,672	-	12,672
Cost of revenues	7,039	-	7,039
Segment loss	9,966	-	9,966
Finance expense, net			2,598
Tax expenses			-
Net loss and comprehensive loss			12,564

Entity wide disclosures

	External revenue by location For the year ended December 31,

	2024	2023
Israel	2,177	1,813
North America	23,011	10,859
	25,188	12,672

Additional information about revenue

There is no single customer from which revenue amounts to 10% or more of total revenue reported in the financial statements for the year ended December 31, 2024, and 2023.